Derivative Instruments (Derivative Contracts) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013
Derivative [Line Items]
Fair Value	$ (1,351,350)
Crude Oil Swap | Derivative Instrument 1
Derivative [Line Items]
Monthly Volumes Bbls	1,600	[1]
Price/Bbl	76.74
Fair Value	(662,068)
Crude Oil Swap | Derivative Instrument 2
Derivative [Line Items]
Monthly Volumes Bbls	2,625	[1]
Price/Bbl	83.70
Fair Value	(523,560)
Crude Oil Swap | Derivative Instrument 3
Derivative [Line Items]
Monthly Volumes Bbls	1,369	[1]
Price/Bbl	90.25
Fair Value	(100,150)
Crude Oil Swap | Derivative Instrument 4
Derivative [Line Items]
Monthly Volumes Bbls	1,900	[1]
Price/Bbl	96.00
Fair Value	(8,208)
Crude Oil Swap | Derivative Instrument 5
Derivative [Line Items]
Monthly Volumes Bbls	5,800	[1]
Price/Bbl	88.55
Fair Value	(13,804)
Crude Oil Swap | Derivative Instrument 6
Derivative [Line Items]
Monthly Volumes Bbls	3,000	[1]
Price/Bbl	95.15
Fair Value	$ (43,560)
Crude Oil Swap | Minimum | Derivative Instrument 1
Derivative [Line Items]
Term	2013-01
Crude Oil Swap | Minimum | Derivative Instrument 2
Derivative [Line Items]
Term	2011-07
Crude Oil Swap | Minimum | Derivative Instrument 3
Derivative [Line Items]
Term	2014-01
Crude Oil Swap | Minimum | Derivative Instrument 4
Derivative [Line Items]
Term	2014-01
Crude Oil Swap | Minimum | Derivative Instrument 5
Derivative [Line Items]
Term	2015-01
Crude Oil Swap | Minimum | Derivative Instrument 6
Derivative [Line Items]
Term	2013-01
Crude Oil Swap | Maximum | Derivative Instrument 1
Derivative [Line Items]
Term	2015-12
Crude Oil Swap | Maximum | Derivative Instrument 2
Derivative [Line Items]
Term	2015-12
Crude Oil Swap | Maximum | Derivative Instrument 3
Derivative [Line Items]
Term	2014-12
Crude Oil Swap | Maximum | Derivative Instrument 4
Derivative [Line Items]
Term	2014-12
Crude Oil Swap | Maximum | Derivative Instrument 5
Derivative [Line Items]
Term	2015-12
Crude Oil Swap | Maximum | Derivative Instrument 6
Derivative [Line Items]
Term	2014-12

[1]	Monthly volumes are the weighted average throughout the period.